Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing profit/(loss) before tax as shown in the consolidated income statement	€ 3,954	€ 4,400	€ 795
Aggregated expected income tax expense/(credit)	1,191	1,124	226
Impairment losses with no tax effect			332
Disposal of Group investments	(8)	(332)	(1,113)
Effect of taxation of associates and joint ventures, reported within profit before tax	(66)	56	728
Deferred tax charge/(credit) following revaluation of investments in Luxembourg	1,455	2,120	(348)
Previously unrecognised temporary differences we expect to use in the future, including in Luxembourg	(708)	(45)	(14)
Previously recognised temporary differences and losses we no longer expect to use in the future	74	699
Current year temporary differences (including losses) that we currently do not expect to use	116	170	352
Adjustments in respect of prior year tax liabilities	13	(10)	(86)
Impact of tax credits and irrecoverable taxes	74	90	52
Deferred tax on overseas earnings	2		3
Effect of current year changes in statutory tax rates on deferred tax balances	(667)	(45)	757
Financing costs not deductible/(taxable) for tax purposes	46	(62)	174
Revaluation of assets for tax purposes in Italy and Turkey	(357)
Expenses not deductible for tax purposes	165	99	187
Total income tax expense	1,330	€ 3,864	€ 1,250
Unrecognized Deferred Tax Assets	700
Unrecognized Deferred Tax Losses	€ 2,800
UK
Reconciliation of accounting profit multiplied by applicable tax rates
Corporate tax retention percentage	19.00%
Tax rate effect from change in tax rate	25.00%